Segmented Information - Disclosure Of Details of revenue is based on the location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details of revenue is based on the location as follows;
Total revenue	$ 842,507	$ 281,697
Brazil [member]
Details of revenue is based on the location as follows;
Total revenue	484,469	103,522
United States [member]
Details of revenue is based on the location as follows;
Total revenue	252,166	$ 178,175
Mexico [member]
Details of revenue is based on the location as follows;
Total revenue	$ 105,872